Note 25 - Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
	2022	2021

Foreign currency translation reserve	(9,787)	(9,325)
Contributed surplus	132,591	132,591
Equity-settled share-based payment reserve	14,997	14,513
Total	137,801	137,779